Schedule of msg agreement (Details)	Jan. 31, 2022 USD ($)
Business Combination and Asset Acquisition [Abstract]
Total consideration: 75,000 shares of common stock of the Company	$ 732,750
Technology-related intangibles	36,650
Marketing-related intangibles	14,660
Computer-related intangibles	49,111
Customer-related intangibles	16,859
Contract-related intangibles	36,650
Human capital and artistic-related intangibles	21,990
Total identifiable net assets	$ 732,750